Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Non Current Assets Held For Sale and Discontinued Operations Text Block [Abstract]
Schedule of additions to assets held for sale for cash flow presentation purpose
	For the year ended December 31,
	2022	2021
Sale and leaseback	-	147
Extra Hiper stores (i)	95	403
	95	550

(i)	As of December 31, 2022, corresponds to 1 property owned by GPA, which is sold to the real estate investment fund Barzel Properties, see note 1.5.

Schedule of additions to assets held for sale for cash flow presentation purpose
2022
Additions	797
Financing of assets – Additions	(797)
Financing of assets – Payments	250
Total	250